Shareholders' Equity	3 Months Ended
Jun. 07, 2017
The Crypto Company, Inc. [Member]
Shareholders' Equity

NOTE 6 - SHAREHOLDERS’ EQUITY

Common stock - On March 9, 2017, the Company issued (i) 125,000 shares of its common stock in exchange for consulting services, valued at $200,000, and (ii) 125,000 shares of its common stock for investments in cryptocurrency, valued at $100,000. The shares were issued in a transaction that was exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder inasmuch as the securities were offered and sold solely to accredited investors and the Company did not engage in any form of general solicitation or general advertising in making the offering.

For the period from inception through June 7, 2017, the Company issued 477,867 shares of common stock of the Company for aggregate proceeds of $2,665,886, to fund its operations.

In addition, stock based compensation of $380,000 was recorded based upon 300,000 shares issued to founders at beneficial prices at or near inception.